New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements
(12) New Accounting Pronouncements
Leases
In February 2016, the FASB established Topic 842,
Leases
, by issuing Accounting Standards Update (ASU)
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU
No. 2018-01,
Land Easement Practical
Expedient for Transition to Topic 842
; ASU
No. 2018-10
and ASU
No. 2019-01,
Codification Improvements to Topic 842
,
Leases
; and ASU
No. 2018-11,
Targeted
Improvements
. The new standard establishes a right of use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than twelve months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
We adopted the new standard effective January 1, 2019 using a modified retrospective transition approach, applying the new standard to all leases existing at the date of initial application. An entity was permitted to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. Consequently, financial information was not updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The new standard provided a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permitted us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We elected the practical expedient pertaining to land easements. We also elected the short-term lease recognition exemption for certain of our vehicle agreements. This means, for those leases that qualify, we will not recognize ROU assets or lease liabilities.
Upon adoption, we recognized additional operating liabilities of $1.2 billion, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for our existing operating leases. In addition to the increase to the operating lease liabilities and right of use assets, Topic 842 also resulted in reclassifying the presentation of prepaid and deferred rent to operating lease right of use assets. The Company did not have any changes to its opening balance of retained earnings for the adoption of this update.
Other recently released pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326
) – Measurement of Credit Losses on Financial Instruments, and additional changes modifications, clarifications, or interpretations related to this guidance thereafter, which require a reporting entity to estimate credit losses on certain types of financial instruments, and present assets held at amortized cost and available-for-sale
debt securities at the amount expected to be collected. The new guidance is effective for annual and interim periods beginning after December 15, 2019. The Company adopted this guidance on January 1, 2020 and the impact of the adoption was not material to the Company’s consolidated financial statements. As of June 30, 2020, our allowance for credit losses considered the current and future impacts caused by the
COVID-19
pandemic, based on available information to date. The Company will continue to actively monitor the impact of
COVID-19
on expected credit losses.

(21) New Accounting Pronouncements
Leases
In February 2016, the FASB established Topic 842,
Leases
, by issuing Accounting Standards Update (ASU)
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU
No. 2018-01,
Land Easement Practical Expedient for Transition to Topic 842
; ASU
No. 2018-10
and ASU
No. 2019-01,
Codification Improvements to Topic 842
,
Leases
; and ASU
No. 2018-11,
Targeted
Improvements
. The new standard establishes a
right-of-use
model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
We adopted the new standard effective January 1, 2019 using a modified retrospective transition approach, applying the new standard to all leases existing at the date of initial application. An entity was permitted to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. Consequently, financial information was not updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The new standard provided a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permitted us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We elected the practical expedient pertaining to land easements. We also elected the short-term lease recognition exemption for certain of our vehicle agreements. This means, for those leases that qualify, we will not recognize ROU assets or lease liabilities.
Upon adoption, we recognized additional operating liabilities of $1.2 billion, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for our existing operating leases. In addition to the increase to the operating lease liabilities and right-of-use
assets, Topic 842 also resulted in reclassifying the presentation of prepaid and deferred rent to operating lease right-of-use
assets. The Company did not have any changes to its opening balance of retained earnings for the adoption of this update.
Other recently released pronouncements
In January 2017, the FASB issued ASU
No. 2017-04,
Intangibles – Goodwill and other (Topic 350): Simplifying the test for goodwill impairment.
The update simplifies how a company completes its goodwill impairment test by eliminating the two-step
process, which requires determining the fair value of assets acquired or liabilities assumed in a business combination. The update requires completing the goodwill impairment test by comparing the difference between the reporting unit’s carrying value and fair value. Goodwill charges, if any, would be determined by reducing the goodwill balance by the excess of the reporting unit’s carrying value over its fair value. The update is effective for annual and interim fiscal periods beginning after December 15, 2019, with early adoption permitted for interim or annual goodwill impairment tests performed on or after January 1, 2017. The Company adopted this update beginning with its December 31, 2017 goodwill impairment test.
In November 2018, the FASB issued ASU
No. 2018-18,
Collaborative Arrangements (Topic 808).
The update is to clarify when certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 and when the collaborative arrangement participant is a customer in the context of a unit of account. The update also adds unit-of-account
guidance in Topic 808 and requires that a collaborative arrangement participant that is not directly related to sales to a third party, presenting the transaction together with revenue recognized under Topic 606 is precluded if the collaborative arrangement participant is not a customer. The update is effective for annual and interim fiscal periods beginning after December 15, 2019 with early adoption permitted. The adoption of this update did not have a material effect on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326
)
Measurement of Credit Losses on Financial Instruments (“CECL”)
. The new guidance modifies how entities measure credit losses on most financial instruments. Topic 326 replaces the current “incurred loss” model with an “expected credit loss” model that requires consideration of a broader range of information to estimate expected credit losses over the lifetime of the asset. The new guidance is effective for annual and interim periods beginning after December 15, 2019, and early adoption is permitted. The Company adopted this guidance on January 1, 2020 using the modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date. The adoption did not have a material impact to the consolidated financial statements.